UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05979
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)
SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended May 31, 2024:
John Hancock California Municipal Bond Fund

John Hancock California Municipal Bond Fund
Class A/TACAX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class A/TACAX)	$80	0.78%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
California Municipal Bond Fund (Class A/TACAX) returned 4.86% (excluding sales charges) for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.

TOP PERFORMANCE CONTRIBUTORS
High-yield municipal bonds | A position in high-yield securities provided a boost to fund performance.
General obligation (GO) bonds | GOs issued by school districts and local governments were key contributors to performance.
Special tax bonds | Bonds financing specific infrastructure projects added value during the period.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
Selected hospital bonds | Although the hospital sector performed well overall, several individual holdings in the sector detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class A/TACAX)	0.62%	0.47%	2.03%
California Municipal Bond Fund (Class A/TACAX)—excluding sales charge	4.86%	1.30%	2.45%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%
Bloomberg California Municipal Bond Index	2.63%	0.90%	2.25%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$377,888,540
Total number of portfolio holdings	347
Total advisory fees paid (net)	$1,462,389
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	27.5%
Revenue bonds	71.3%
Other revenue	13.4%
Health care	12.6%
Education	8.6%
Facilities	6.8%
Airport	5.8%
Water and sewer	5.8%
Utilities	5.2%
Tobacco	3.9%
Housing	3.7%
Development	2.8%
Transportation	2.2%
Pollution	0.5%
Closed-end funds	0.3%
Short-term investments	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619752
53A-A
5/24
7/24

John Hancock California Municipal Bond Fund
Class C/TCCAX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class C/TCCAX)	$156	1.53%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
California Municipal Bond Fund (Class C/TCCAX) returned 4.07% (excluding sales charges) for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.
TOP PERFORMANCE CONTRIBUTORS
High-yield municipal bonds | A position in high-yield securities provided a boost to fund performance.
General obligation (GO) bonds | GOs issued by school districts and local governments were key contributors to performance.
Special tax bonds | Bonds financing specific infrastructure projects added value during the period.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
Selected hospital bonds | Although the hospital sector performed well overall, several individual holdings in the sector detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class C/TCCAX)	3.07%	0.54%	1.68%
California Municipal Bond Fund (Class C/TCCAX)—excluding sales charge	4.07%	0.54%	1.68%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%
Bloomberg California Municipal Bond Index	2.63%	0.90%	2.25%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$377,888,540
Total number of portfolio holdings	347
Total advisory fees paid (net)	$1,462,389
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	27.5%
Revenue bonds	71.3%
Other revenue	13.4%
Health care	12.6%
Education	8.6%
Facilities	6.8%
Airport	5.8%
Water and sewer	5.8%
Utilities	5.2%
Tobacco	3.9%
Housing	3.7%
Development	2.8%
Transportation	2.2%
Pollution	0.5%
Closed-end funds	0.3%
Short-term investments	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619752
53A-C
5/24
7/24

John Hancock California Municipal Bond Fund
Class I/JCAFX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class I/JCAFX)	$65	0.63%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
California Municipal Bond Fund (Class I/JCAFX) returned 5.12% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.
TOP PERFORMANCE CONTRIBUTORS
High-yield municipal bonds | A position in high-yield securities provided a boost to fund performance.
General obligation (GO) bonds | GOs issued by school districts and local governments were key contributors to performance.
Special tax bonds | Bonds financing specific infrastructure projects added value during the period.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
Selected hospital bonds | Although the hospital sector performed well overall, several individual holdings in the sector detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class I/JCAFX)	5.12%	1.47%	2.57%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%
Bloomberg California Municipal Bond Index	2.63%	0.90%	2.25%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class I shares were first offered on 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$377,888,540
Total number of portfolio holdings	347
Total advisory fees paid (net)	$1,462,389
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	27.5%
Revenue bonds	71.3%
Other revenue	13.4%
Health care	12.6%
Education	8.6%
Facilities	6.8%
Airport	5.8%
Water and sewer	5.8%
Utilities	5.2%
Tobacco	3.9%
Housing	3.7%
Development	2.8%
Transportation	2.2%
Pollution	0.5%
Closed-end funds	0.3%
Short-term investments	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619752
53A-I
5/24
7/24

John Hancock California Municipal Bond Fund
Class R6/JCSRX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class R6/JCSRX)	$64	0.62%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
California Municipal Bond Fund (Class R6/JCSRX) returned 5.03% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.
TOP PERFORMANCE CONTRIBUTORS
High-yield municipal bonds | A position in high-yield securities provided a boost to fund performance.
General obligation (GO) bonds | GOs issued by school districts and local governments were key contributors to performance.
Special tax bonds | Bonds financing specific infrastructure projects added value during the period.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
Selected hospital bonds | Although the hospital sector performed well overall, several individual holdings in the sector detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class R6/JCSRX)	5.03%	1.49%	2.57%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%
Bloomberg California Municipal Bond Index	2.63%	0.90%	2.25%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered on 8-30-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$377,888,540
Total number of portfolio holdings	347
Total advisory fees paid (net)	$1,462,389
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	27.5%
Revenue bonds	71.3%
Other revenue	13.4%
Health care	12.6%
Education	8.6%
Facilities	6.8%
Airport	5.8%
Water and sewer	5.8%
Utilities	5.2%
Tobacco	3.9%
Housing	3.7%
Development	2.8%
Transportation	2.2%
Pollution	0.5%
Closed-end funds	0.3%
Short-term investments	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619752
53A-R6
5/24
7/24

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $49,393 and $47,591 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $80 and $1,134 for fiscal years ended May 31, 2024 and May 31, 2023, respectively.

Amounts billed to control affiliates were $127,986 and $121,890 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $4,168 and $4,027 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $369 and $57 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended May 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $973,916 for the fiscal year ended May 31, 2024 and $1,236,793 for the fiscal year ended May 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

Hassell H. McClellan

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended May 31, 2024 for the following fund:

John Hancock California Municipal Bond Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
California Municipal Bond Fund
Fixed income
May 31, 2024

John Hancock
California Municipal Bond Fund

2	Fund’s investments
20	Financial statements
23	Financial highlights
27	Notes to financial statements
35	Report of independent registered public accounting firm
36	Tax information
1	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |

Fund’s investments
AS OF 5-31-24
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 100.8%				$380,786,966
(Cost $382,824,107)
California 94.2%				355,755,023
Alameda Corridor Transportation Authority Series A, (0.000% to 10-1-37, then 5.400% thereafter)	0.000	10-01-50	2,500,000	1,360,127
Alum Rock Union Elementary School District Election of 2022, Series A, GO (A)	5.000	08-01-53	1,000,000	1,073,330
Alvord Unified School District Election of 2022, Series A, GO (A)	5.000	08-01-52	1,750,000	1,903,234
Anaheim City School District Election of 2010, GO (A)	5.000	08-01-51	2,150,000	2,328,043
Antelope Valley Community College District Election of 2016, Series B, GO	4.000	08-01-45	65,000	64,478
Antelope Valley Community College District Election of 2016, Series C, GO (B)	4.467	08-01-38	1,000,000	533,515
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.125	07-01-41	1,000,000	973,746
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.250	07-01-43	500,000	488,092
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.375	07-01-49	1,000,000	972,487
Burlingame School District Election of 2020, Series B, GO	5.000	08-01-52	3,460,000	3,754,093
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	1,250,000	1,249,323
California Community Choice Financing Authority Clean Energy Project, Series A-1	5.000	05-01-54	1,500,000	1,588,260
California Community Choice Financing Authority Clean Energy Project, Series B-1	4.000	02-01-52	1,000,000	992,169
California Community Choice Financing Authority Clean Energy Project, Series E1	5.000	02-01-54	1,000,000	1,053,731
California Community Choice Financing Authority Series D	5.500	05-01-54	1,500,000	1,590,116
California Community College Financing Authority Napa Valley College Project, Series A (C)	5.750	07-01-60	1,500,000	1,504,722
California Community Housing Agency Stoneridge Apartments, Series A (C)	4.000	02-01-56	600,000	474,950
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	730,000	730,587
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	$1,499,984
California County Tobacco Securitization Agency Louisiana County Securitization Corp.	4.000	06-01-49	1,000,000	932,533
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	1,235,000	1,224,347
California County Tobacco Securitization Agency Series A	5.000	06-01-29	400,000	429,716
California Educational Facilities Authority Stanford University, Series V-1	5.000	05-01-49	1,455,000	1,681,227
California Educational Facilities Authority Stanford University, Series V-2	5.000	04-01-51	3,500,000	4,047,358
California Educational Facilities Authority University of Redlands, Series A	5.000	10-01-35	1,000,000	1,001,609
California Educational Facilities Authority University of the Pacific, Series A	5.000	11-01-53	1,000,000	1,050,488
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (C)	5.000	07-01-40	430,000	430,515
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (C)	5.000	07-01-50	350,000	337,383
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (C)	5.000	07-01-55	240,000	228,195
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-49	350,000	334,390
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-53	40,000	37,698
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-37	100,000	110,662
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-38	125,000	137,066
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-39	100,000	108,964
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-40	150,000	162,377
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-41	125,000	134,589
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-42	200,000	214,296
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-43	110,000	117,137
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-39	500,000	532,951
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-45	1,000,000	1,040,665
3	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	03-01-40	1,555,000	$1,598,166
California Health Facilities Financing Authority Adventist Health System, Series A	5.250	12-01-42	1,000,000	1,087,310
California Health Facilities Financing Authority Adventist Health System, Series A	5.250	12-01-43	1,000,000	1,084,328
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	4.000	08-15-48	1,850,000	1,790,133
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	5.000	08-15-51	430,000	457,549
California Health Facilities Financing Authority Children’s Hospital of Orange County, Series A	5.000	11-01-54	1,030,000	1,107,393
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-47	575,000	581,668
California Health Facilities Financing Authority City of Hope Obligated Group	4.000	11-15-45	1,160,000	1,094,853
California Health Facilities Financing Authority City of Hope Obligated Group	5.000	11-15-49	750,000	757,778
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-37	1,550,000	1,541,434
California Health Facilities Financing Authority Commonspirit Health, Series A	5.000	12-01-40	850,000	932,147
California Health Facilities Financing Authority Commonspirit Health, Series A	5.000	12-01-54	1,000,000	1,054,670
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,027,744
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,453,273
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-48	1,000,000	1,055,717
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-53	500,000	523,728
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-58	1,000,000	1,039,182
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series A	5.000	08-15-43	970,000	970,602
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series B	5.000	08-15-55	1,000,000	1,011,955
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,515,000	1,459,207
California Housing Finance Agency Series A	4.250	01-15-35	926,407	899,070
California Infrastructure & Economic Development Bank Academy of Motion Picture Arts & Sciences, Series A	4.000	11-01-41	1,000,000	1,019,105
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Infrastructure & Economic Development Bank Academy of Motion Picture Arts & Sciences, Series A	4.000	11-01-45	25,000	$23,813
California Infrastructure & Economic Development Bank Academy of Motion Picture Arts & Sciences, Series A	5.000	11-01-40	300,000	334,856
California Infrastructure & Economic Development Bank California Academy of Sciences, Series A	3.250	08-01-29	1,700,000	1,657,222
California Infrastructure & Economic Development Bank California Science Center	4.000	05-01-46	1,190,000	1,139,724
California Infrastructure & Economic Development Bank California State Teachers Retirement System	4.000	08-01-49	1,000,000	956,319
California Infrastructure & Economic Development Bank Clean Water and Drinking Water State Revolving Fund	4.000	10-01-47	1,000,000	1,004,553
California Infrastructure & Economic Development Bank Equitable School Revolving Fund, Series B	4.000	11-01-45	400,000	375,260
California Infrastructure & Economic Development Bank Los Angeles County Museum of Natural History Foundation	4.000	07-01-50	445,000	429,756
California Municipal Finance Authority Caritas Project, Series A	5.250	08-15-58	800,000	810,428
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (A)	5.250	11-01-52	725,000	759,438
California Municipal Finance Authority Channing House Project, Series A (A)	4.000	05-15-40	1,500,000	1,477,621
California Municipal Finance Authority Community Facilities District No. 2020-6	5.000	09-01-42	500,000	497,966
California Municipal Finance Authority Community Facilities District No. 2023-7	5.000	09-01-54	750,000	745,605
California Municipal Finance Authority HumanGood Obligated Group	4.000	10-01-46	2,020,000	1,866,439
California Municipal Finance Authority HumanGood Obligated Group	5.000	10-01-35	350,000	373,543
California Municipal Finance Authority HumanGood Obligated Group, Series A	5.000	10-01-44	1,000,000	1,013,479
California Municipal Finance Authority Kern Regional Center Project, Series A	5.000	05-01-49	750,000	757,632
California Municipal Finance Authority Northbay Healthcare, Series A	5.250	11-01-47	1,495,000	1,433,137
California Municipal Finance Authority Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,558,279
5	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Samuel Merritt University	5.250	06-01-53	650,000	$680,813
California Municipal Finance Authority Series B (D)	5.000	09-01-54	1,000,000	994,147
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (C)	5.000	05-01-34	270,000	276,821
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (C)	5.500	05-01-44	275,000	277,906
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (C)	5.750	05-01-54	390,000	395,199
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (C)	5.875	05-01-59	395,000	401,937
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	1,600,000	1,588,491
California Municipal Finance Authority Westside Neighborhood School Project (C)	6.200	06-15-54	550,000	573,355
California Municipal Finance Authority Westside Neighborhood School Project (C)	6.375	06-15-64	2,000,000	2,090,302
California Pollution Control Financing Authority American Water Capital Corp. Project	3.700	08-01-40	1,000,000	979,501
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (C)	5.000	07-01-39	1,000,000	1,035,497
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (C)	5.000	11-21-45	3,000,000	3,056,355
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	1,992,944
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	4,681,687
California Public Finance Authority Enso Village Project, Series A (C)	5.000	11-15-51	1,025,000	901,561
California Public Finance Authority Excelsior Charter Schools Project, Series A (C)	5.000	06-15-50	400,000	373,258
California Public Finance Authority Excelsior Charter Schools Project, Series A (C)	5.000	06-15-55	475,000	437,499
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	1,000,000	989,333
California Public Finance Authority Sharp Healthcare, Series A	5.000	08-01-47	1,010,000	1,047,773
California Public Finance Authority Trinity Classical Academy, Series A (C)	5.000	07-01-44	685,000	623,154
California Public Finance Authority Trinity Classical Academy, Series A (C)	5.000	07-01-54	1,000,000	864,618
California School Finance Authority Aspire Public Schools (C)	5.000	08-01-41	1,375,000	1,379,538
California School Finance Authority Camino Nuevo Charter Academy (C)	5.000	06-01-43	820,000	801,235
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California School Finance Authority Granada Hills Charter High School Obligated Group (C)	5.000	07-01-43	750,000	$752,303
California School Finance Authority Hawking Steam Charter School (C)	5.250	07-01-52	500,000	504,738
California School Finance Authority John Adams Academies, Series A (C)	5.125	07-01-62	1,000,000	932,125
California School Finance Authority KIPP LA Project, Series A (C)	5.000	07-01-47	1,500,000	1,506,931
California School Finance Authority New Designs Charter School, Series A (C)	5.000	06-01-54	200,000	199,222
California School Finance Authority New Designs Charter School, Series A (C)	5.000	06-01-64	300,000	293,638
California School Finance Authority Sonoma County Junior College (C)	4.000	11-01-41	1,000,000	898,616
California School Finance Authority Sonoma County Junior College (C)	4.000	11-01-55	580,000	469,760
California School Finance Authority Stem Preparatory School (C)	5.000	06-01-43	750,000	742,661
California School Finance Authority Value Schools, Series A (C)	5.250	07-01-48	500,000	500,894
California State Public Works Board Air Resource Board, Series D	4.000	05-01-44	1,000,000	989,918
California State Public Works Board May Lee State Office Complex, Series A	5.000	04-01-39	800,000	899,246
California State Public Works Board May Lee State Office Complex, Series A	5.000	04-01-49	1,300,000	1,420,481
California State Public Works Board Various Capital Projects, Series B	4.000	03-01-45	1,520,000	1,502,494
California State University Series A	3.000	11-01-52	575,000	422,501
California State University Series A	5.250	11-01-48	1,000,000	1,114,597
California State University Series A	5.250	11-01-53	350,000	387,032
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,785,000	1,790,279
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,440,000	1,450,871
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.125	09-01-42	1,000,000	1,009,380
California Statewide Communities Development Authority Community Facilities District No. 2022-03	5.000	09-01-43	1,020,000	989,414
California Statewide Communities Development Authority Emanate Health, Series A	4.000	04-01-45	1,880,000	1,754,270
7	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Statewide Communities Development Authority Enloe Medical Center, Series A (A)	5.250	08-15-52	1,000,000	$1,060,528
California Statewide Communities Development Authority Front Porch Communities & Services	3.000	04-01-37	2,000,000	1,793,305
California Statewide Communities Development Authority Front Porch Communities & Services, Series A	5.000	04-01-47	750,000	761,095
California Statewide Communities Development Authority Improvement Area No. 3	5.000	09-01-54	550,000	543,409
California Statewide Communities Development Authority Infrastructure Program, Series A	4.000	09-02-51	970,000	806,954
California Statewide Communities Development Authority Infrastructure Program, Series B	5.000	09-02-44	625,000	625,509
California Statewide Communities Development Authority John Muir Health, Series A	4.000	08-15-46	770,000	731,473
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	1,500,000	1,513,166
California Statewide Communities Development Authority Series 2021-A	4.000	09-02-41	990,000	893,783
California Statewide Financing Authority Tobacco Securitization Program, Series C (B)(C)	9.876	06-01-55	12,000,000	620,318
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	1,595,000	1,628,897
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	1,915,000	1,955,698
Campbell Union School District Series 2010-J and Series 2022-A, GO	4.000	08-01-48	1,500,000	1,453,964
Campbell Union School District Series 2010-J and Series 2022-A, GO	4.000	08-01-49	185,000	178,450
Campbell Union School District Series 2010-J and Series 2022-A, GO	4.000	08-01-50	175,000	168,535
Center Joint Unified School District Election of 2008, Series C, GO (A)	4.125	08-01-46	1,250,000	1,250,282
Chaffey Joint Union High School District Election of 2012, Series G, GO	5.250	08-01-52	2,000,000	2,191,623
Chino Valley Unified School District Election of 2016, Series C, GO (B)	3.990	08-01-36	250,000	154,220
Chino Valley Unified School District Election of 2016, Series C, GO (B)	4.333	08-01-40	400,000	199,453
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area No. 2, Treasure Island, Series A (C)	4.000	09-01-42	250,000	$224,345
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A (C)	5.000	09-01-52	900,000	836,666
City of Burbank Water and Power Electric Revenue	5.000	06-01-39	400,000	443,025
City of Burbank Water and Power Electric Revenue	5.000	06-01-40	700,000	772,518
City of Emeryville Election of 2018, Series B, GO	4.900	08-01-48	500,000	460,910
City of Fresno Airport Revenue Series A, AMT (A)	4.000	07-01-42	1,000,000	952,729
City of Fresno Airport Revenue Series A, AMT (A)	5.000	07-01-48	1,000,000	1,037,410
City of Irvine Community Facilities District No. 2013-3, Great Park	5.000	09-01-49	1,730,000	1,731,417
City of Long Beach Alamitos Bay Marina Project	5.000	05-15-45	280,000	277,324
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	975,000	976,551
City of Long Beach Water Revenue	4.000	05-01-54	1,725,000	1,677,459
City of Long Beach Airport System Revenue Series C, AMT (A)	5.000	06-01-42	450,000	472,951
City of Long Beach Harbor Revenue Series A	5.000	05-15-44	500,000	529,683
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	4.125	05-15-43	1,885,000	1,838,662
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	5.250	05-15-48	900,000	962,038
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-44	1,400,000	1,323,080
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-49	1,500,000	1,373,465
City of Los Angeles Department of Airports Los Angeles International Airport, Series F, AMT	3.000	05-15-49	1,000,000	735,571
City of Ontario Community Facilities District No. 56	5.250	09-01-43	900,000	924,554
City of Oroville Oroville Hospital	5.250	04-01-54	1,000,000	681,886
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-44	1,000,000	975,229
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-53	525,000	497,878
9	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Rocklin Community Facilities District No. 10 Whitney (A)	4.000	09-01-43	1,950,000	$1,945,557
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	500,000	419,180
City of San Francisco Public Utilities Commission Water Revenue Local Water, Series C	4.000	11-01-50	1,000,000	971,488
City of San Francisco Public Utilities Commission Water Revenue Regional and Local Water, Series A	5.250	11-01-48	2,000,000	2,225,845
City of San Francisco Public Utilities Commission Water Revenue Series A	4.000	11-01-39	1,000,000	986,736
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-41	775,000	807,688
City of Victorville Electric Revenue Series A	5.000	05-01-34	500,000	553,677
City of Victorville Electric Revenue Series A	5.000	05-01-35	540,000	597,134
City of Victorville Electric Revenue Series A	5.000	05-01-36	500,000	550,896
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-35	920,000	1,052,244
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-36	975,000	1,112,119
Compton Community Redevelopment Agency Successor Agency Series A (A)	5.000	08-01-42	1,215,000	1,299,930
Contra Costa Water District Water Revenue	5.000	10-01-53	900,000	977,053
County of Sacramento Metro Air Park Community Facilities District No. 2000-1	5.000	09-01-47	1,000,000	963,713
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (C)	3.250	04-01-57	300,000	216,018
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (C)	3.500	10-01-46	500,000	397,478
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (C)	4.000	10-01-56	1,000,000	767,016
CSCDA Community Improvement Authority Monterey Station Apartments, Series A-2 (C)	3.125	07-01-56	1,500,000	997,636
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (C)	3.000	03-01-57	1,200,000	815,227
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (C)	4.000	08-01-56	995,000	837,993
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
California (continued)
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (C)	4.000	07-01-56	600,000	$438,035
Del Mar Union School District Election of 2018, Series B, GO	4.000	08-01-46	1,000,000	1,005,947
Downey Unified School District Series C, GO	3.000	08-01-45	1,840,000	1,459,159
Duarte Unified School District Election of 2020, Series B, GO (A)	4.250	08-01-48	1,285,000	1,298,267
El Monte City School District Election of 2008, Series C, GO (A)	4.000	08-01-47	100,000	98,060
El Monte Union High School District Election of 2018, Series C, GO (D)	4.000	06-01-53	750,000	727,958
Encinitas Public Financing Authority	4.000	10-01-49	1,010,000	978,839
Encinitas Public Financing Authority	4.000	10-01-54	1,000,000	960,479
Encinitas Public Financing Authority	5.000	10-01-39	175,000	196,219
Encinitas Public Financing Authority	5.000	10-01-40	180,000	200,300
Encinitas Public Financing Authority	5.000	10-01-41	190,000	209,463
Foothill-Eastern Transportation Corridor Agency Series B-2 (A)	3.500	01-15-53	2,280,000	1,953,057
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.341	06-01-66	15,650,000	1,704,535
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	1,000,000	1,028,048
Imperial Community College District Election of 2022, Series A, GO (A)	5.250	08-01-53	255,000	277,522
Imperial Community College District Election of 2022, Series B, GO (A)	5.000	08-01-54	1,000,000	1,077,372
Independent Cities Finance Authority Union City Tropics	3.250	05-15-39	1,260,000	1,075,846
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	760,000	755,152
Inland Valley Development Agency Series A	5.000	09-01-44	375,000	376,755
Irvine Facilities Financing Authority Great Park Infrastructure Project (A)	4.000	09-01-58	1,750,000	1,658,573
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-43	400,000	442,259
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-44	570,000	627,375
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-38	1,015,000	1,021,435
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-42	1,325,000	1,313,440
Kaweah Delta Health Care District Guild Series B	4.000	06-01-37	50,000	43,191
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-42	200,000	199,798
11	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-43	290,000	$288,509
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-51	750,000	727,087
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-31	325,000	365,121
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-46	1,000,000	1,062,855
Long Beach Community College District Election of 2016, Series C, GO	4.000	08-01-45	15,000	14,901
Los Angeles Community College District Election of 2008, Series K, GO	3.000	08-01-39	1,080,000	945,304
Los Angeles Department of Water & Power Series A	5.000	07-01-43	2,500,000	2,776,375
Los Angeles Department of Water & Power Series C	5.000	07-01-51	2,000,000	2,140,029
Los Angeles Department of Water & Power Series D	5.000	07-01-52	1,000,000	1,078,611
Los Angeles Unified School District Series A, GO	5.000	07-01-34	3,500,000	4,047,967
Los Angeles Unified School District Series QRR, GO	5.250	07-01-47	2,500,000	2,753,601
Los Angeles Unified School District Series RYQ, GO	4.000	07-01-44	1,825,000	1,786,497
Menlo Park City School District, GO	4.000	07-01-38	300,000	321,067
Menlo Park City School District, GO	4.000	07-01-39	300,000	316,405
Menlo Park City School District, GO	4.000	07-01-40	600,000	626,075
Menlo Park City School District, GO	4.000	07-01-41	1,000,000	1,034,644
Miracosta Community College District Certificates of Participation, 2023 School Financing Project	4.500	07-01-53	1,000,000	1,024,220
Moreno Valley Unified School District Election of 2014, Series C, GO (A)	3.000	08-01-46	1,945,000	1,526,538
Moreno Valley Unified School District Election of 2014, Series D, GO (A)	4.000	08-01-45	1,000,000	981,976
Mount San Antonio Community College District Election of 2008, Series E, GO (B)	4.460	08-01-45	3,010,000	1,179,180
Mountain View School District Election of 2020, Series B, GO (A)	5.000	08-01-49	395,000	418,973
M-S-R Energy Authority Series B	6.500	11-01-39	1,500,000	1,854,375
M-S-R Energy Authority Series B	7.000	11-01-34	10,000	12,039
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	1,500,000	1,509,064
Northern California Energy Authority Commodity Supply Revenue	5.000	12-01-54	1,500,000	1,586,029
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Oak Grove School District Election of 2022, Series A-2, GO	4.000	08-01-49	2,000,000	$1,917,725
Ontario Public Financing Authority Civic Center Improvements, Series A (A)	5.000	11-01-52	1,195,000	1,259,041
Orange County Community Facilities District 2017-1 Esencia Village Improvement Area No. 1, Series A	5.000	08-15-47	1,565,000	1,578,323
Orange County Community Facilities District No. 2021-1 Rienda, Series A	5.000	08-15-52	500,000	496,768
Orange County Community Facilities District Rienda Phase 2B	5.500	08-15-53	700,000	712,024
Pacifica School District Series C, GO (A)(B)	3.806	08-01-26	1,000,000	921,102
Palmdale Water District Public Financing Authority Series A (A)	4.000	10-01-49	2,500,000	2,432,228
Palmdale Water District Public Financing Authority Series A (A)	4.125	10-01-50	1,000,000	989,171
Poway Public Financing Authority Series A (A)	5.250	06-01-53	2,000,000	2,175,357
Redwood City Public Facilities & Infrastructure Authority Veterans Memorial Building Senior Center	3.000	06-01-51	1,795,000	1,332,776
Regents of the University of California Medical Center Pooled Revenue Series P	4.000	05-15-43	1,500,000	1,470,914
Rialto Public Financing Authority Police Station Project, Series A	5.250	06-01-53	1,000,000	1,073,986
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	1,000,000	983,976
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	4.250	09-01-42	1,000,000	1,000,270
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	5.250	09-01-52	500,000	536,683
River Islands Public Financing Authority Lathrop Irrigation District (A)	4.000	09-01-35	1,125,000	1,153,728
Riverside County Transportation Commission Route 91 Express Lanes, Series C	4.000	06-01-47	1,665,000	1,565,773
Sacramento City Unified School District Series B, GO (A)	5.000	08-01-43	1,000,000	1,087,989
Sacramento Municipal Utility District Series H	4.000	08-15-45	750,000	744,924
Sacramento Municipal Utility District Series M	5.000	11-15-39	1,000,000	1,139,812
Sacramento Municipal Utility District Series M	5.000	11-15-54	1,000,000	1,092,362
Salinas City Elementary School District Election of 2022, Measure G, Series A, GO (A)	4.000	08-01-53	95,000	90,971
13	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Salinas Union High School District Certificates of Participation, Workforce Housing Project (A)	4.125	06-01-42	125,000	$125,431
Salinas Union High School District Series A, GO	4.000	08-01-47	1,200,000	1,188,757
Salinas Union High School District Series B, GO	4.000	08-01-49	1,200,000	1,190,595
San Bernardino Community College District Election of 2002, Series D, GO (B)	3.540	08-01-33	2,000,000	1,447,033
San Bernardino Community College District Election of 2008, Series B, GO (B)	4.558	08-01-44	1,530,000	614,513
San Diego County Regional Airport Authority Series A	4.000	07-01-46	2,000,000	1,931,695
San Diego County Regional Airport Authority Series A	4.000	07-01-51	2,000,000	1,909,972
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-39	1,000,000	968,029
San Diego Unified School District Election of 2008, Series K-2, GO (B)	4.009	07-01-33	205,000	142,696
San Diego Unified School District Election of 2012, Series O-2, GO	4.250	07-01-47	1,460,000	1,477,925
San Diego Unified School District Election of 2012, Series ZR-5C, GO (D)	5.000	07-01-39	1,000,000	1,103,944
San Diego Unified School District Election of 2022, Series A-3, GO	4.000	07-01-53	2,700,000	2,606,983
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (E)	4.000	08-01-37	2,810,000	2,852,700
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (E)	4.250	08-01-52	7,305,000	7,313,839
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Series A	3.000	07-01-44	2,000,000	1,590,560
San Francisco City & County Airport Commission Series A, AMT	4.000	05-01-49	10,000	10,006
San Francisco City & County Airport Commission Series A, AMT	4.000	05-01-49	780,000	703,042
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	1,000,000	1,070,691
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-49	1,470,000	1,495,523
San Francisco City & County Airport Commission Series E, AMT	5.000	05-01-50	1,705,000	1,733,525
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-47	2,000,000	2,040,085
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Francisco City & County Public Utilities Commission Power Revenue Series A	5.000	11-01-45	1,500,000	$1,513,337
San Francisco City & County Public Utilities Commission Wastewater Revenue Series A	4.000	10-01-51	1,155,000	1,121,487
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	375,000	375,252
San Joaquin Hills Transportation Corridor Agency Series A	4.000	01-15-50	1,000,000	941,794
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Series A	5.000	01-15-33	1,500,000	1,648,641
San Jose Evergreen Community College District Election of 2016, Series C, GO	4.000	09-01-43	1,000,000	1,010,390
San Jose Financing Authority Series B	5.000	11-01-52	1,000,000	1,087,535
San Luis Obispo Public Financing Authority Cultural Arts District Parking Project	5.000	12-01-53	1,490,000	1,614,609
San Mateo Foster City School District Election of 2020, Series B, GO	4.000	08-01-42	1,000,000	1,016,043
San Ysidro School District Series A, GO (A)	4.000	08-01-43	2,000,000	1,938,132
Santa Ana Financing Authority Police Administration & Holding Facility, Series A (A)	6.250	07-01-24	1,125,000	1,126,916
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility, Series A (A)	6.250	07-01-24	1,130,000	1,131,878
Santa Ana Unified School District Election of 2018, Series C, GO	4.000	08-01-44	2,000,000	2,004,195
Santa Clara Valley Water District Safe Clean Water Revenue Series A	5.000	08-01-47	1,000,000	1,081,107
Santa Cruz County Capital Financing Authority Green Bond	4.125	06-01-48	1,005,000	1,001,145
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-41	1,000,000	822,128
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-42	1,670,000	1,359,958
Santa Monica Community College District Series B, GO	4.000	08-01-45	1,155,000	1,160,691
Sebastopol Union School District Series B, GO	5.000	08-01-53	2,530,000	2,719,155
Shasta Union High School District Election of 2016, GO	4.000	08-01-50	1,500,000	1,446,888
Southern California Public Power Authority Apex Power Project, Series A	5.000	07-01-38	1,000,000	1,002,938
15	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	2,000,000	$2,037,890
Southern California Public Power Authority Southern Transmission System Renewal Project, Series 2024-1	5.000	07-01-53	1,750,000	1,911,263
State of California Various Purpose, GO	5.000	10-01-42	2,000,000	2,202,388
State of California Various Purpose, GO	5.000	10-01-45	1,100,000	1,203,986
State of California, GO	4.000	09-01-52	2,000,000	1,941,320
State of California, GO	5.000	09-01-53	2,000,000	2,172,453
Stockton Community Facilities District Imporvement Area No. 3, Westlake Villages	5.000	09-01-54	625,000	611,835
Stockton Unified School District, GO (A)	5.000	08-01-38	905,000	1,034,192
Stockton Unified School District, GO (A)	5.000	08-01-41	500,000	560,406
Sweetwater Union High School District Election of 2018, Series A-1, GO	5.000	08-01-52	2,000,000	2,139,855
Three Rivers Levee Improvement Authority Community Facilities District No. 2006-1, Series A	4.000	09-01-51	1,000,000	819,278
Tobacco Securitization Authority of Southern California Tobacco Settlement, Series B1-2	5.000	06-01-48	1,960,000	1,965,592
Transbay Joint Powers Authority Series A	5.000	10-01-32	345,000	357,052
Union Elementary School District Election of 2022, Series A, GO	4.000	09-01-52	1,000,000	968,319
University of California Series AZ	5.000	05-15-48	1,500,000	1,563,715
University of California Series BK	5.000	05-15-52	1,720,000	1,840,026
University of California Series BM	5.000	05-15-39	1,000,000	1,123,632
University of California Series BV	5.000	05-15-43	1,000,000	1,113,252
University of California Series BV	5.000	05-15-44	500,000	554,821
Val Verde Unified School District Election of 2020, Series B, GO (A)	4.000	08-01-51	1,345,000	1,289,554
Vista Unified School District Series B, GO (A)	4.250	08-01-44	1,500,000	1,529,067
Vista Unified School District Series B, GO (A)	5.000	08-01-42	1,000,000	1,103,206
West Hollywood Public Financing Authority Series A	3.000	04-01-42	2,000,000	1,617,922
William S. Hart Union High School District Community Facilities District No. 2015-1	5.000	09-01-47	1,000,000	1,007,264
Windsor Unified School District Election of 2016, GO (A)	4.000	08-01-46	2,100,000	2,101,973
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Yorba Linda Water District Public Financing Corp. Series A	4.000	10-01-52	190,000	$186,399
Connecticut 0.1%				448,213
Town of Hamden Whitney Center Project	5.000	01-01-50	500,000	448,213
Indiana 0.2%				792,990
Kokomo Redevelopment Authority (A)	4.000	08-01-42	820,000	792,990
Massachusetts 0.2%				822,867
Town of Maynard, GO	4.000	04-15-50	870,000	822,867
New Hampshire 0.8%				2,907,786
New Hampshire Business Finance Authority Wheeling Power Company Project, Series A (C)	6.890	04-01-34	2,850,000	2,907,786
Ohio 0.7%				2,795,024
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	1,495,000	1,337,595
Port of Greater Cincinnati Development Authority Duke Energy Convention Center Project, Series B (A)	4.375	12-01-58	1,500,000	1,457,429
Puerto Rico 2.1%				8,041,259
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.456	11-01-43	4,705,015	2,917,109
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	2,500,000	2,251,542
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.239	07-01-46	3,825,000	1,218,344
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.387	07-01-51	3,450,000	815,976
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	838,288
South Carolina 0.4%				1,589,185
Spartanburg County School District No. 5, GO	3.000	03-01-35	1,750,000	1,589,185
South Dakota 0.7%				2,759,270
South Dakota Health & Educational Facilities Authority Avera Health, Series A	4.000	07-01-44	2,900,000	2,759,270
Texas 0.8%				2,803,902
New Caney Independent School District, GO (D)	4.000	02-15-49	1,000,000	944,965
New Caney Independent School District, GO (D)	4.000	02-15-54	1,000,000	926,008
17	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Waxahachie Independent School District, GO (D)	4.000	02-15-53	1,000,000	$932,929
Virgin Islands 0.6%				2,071,447
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-39	2,000,000	2,071,447

	Shares	Value
Closed-end funds 0.3%		$1,158,050
(Cost $1,039,842)
Invesco California Value Municipal Income Trust	115,000	1,158,050

	Yield (%)	Shares	Value
Short-term investments 0.9%			$3,328,510
(Cost $3,328,409)
Short-term funds 0.9%
John Hancock Collateral Trust (F)	5.2280(G)	332,961	3,328,510

Total investments (Cost $387,192,358) 102.0%			$385,273,526
Other assets and liabilities, net (2.0%)			(7,384,986)
Total net assets 100.0%			$377,888,540

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	All or a portion of this security represents the municipal bond held by a trust that issues residual inverse floating rate interests. See Note 2 for more information.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 5-31-24.
At 5-31-24, the aggregate cost of investments for federal income tax purposes was $386,651,934. Net unrealized depreciation aggregated to $1,378,408, of which $5,958,161 related to gross unrealized appreciation and $7,336,569 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	18

Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	7.0
Build America Mutual Assurance Company	6.4
National Public Finance Guarantee Corp.	0.8
California Mortgage Insurance	0.8
TOTAL	15.0
19	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-24

Assets
Unaffiliated investments, at value (Cost $383,863,949)	$381,945,016
Affiliated investments, at value (Cost $3,328,409)	3,328,510
Total investments, at value (Cost $387,192,358)	385,273,526
Interest receivable	3,995,747
Receivable for fund shares sold	697,208
Receivable for investments sold	248,284
Other assets	39,434
Total assets	390,254,199
Liabilities
Payable for floating rate interests issued	5,095,000
Distributions payable	39,163
Payable for investments purchased	487,674
Payable for delayed delivery securities purchased	5,736,622
Payable for fund shares repurchased	727,230
Payable to affiliates
Investment management fees	148,089
Accounting and legal services fees	16,867
Transfer agent fees	4,712
Distribution and service fees	28,418
Trustees’ fees	212
Other liabilities and accrued expenses	81,672
Total liabilities	12,365,659
Net assets	$377,888,540
Net assets consist of
Paid-in capital	$384,162,639
Total distributable earnings (loss)	(6,274,099)
Net assets	$377,888,540

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($224,938,089 ÷ 22,806,020 shares)[1]	$9.86
Class C ($3,886,547 ÷ 394,075 shares)[1]	$9.86
Class I ($99,483,193 ÷ 10,080,596 shares)	$9.87
Class R6 ($49,580,711 ÷ 5,021,987 shares)	$9.87
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.27

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK California Municipal Bond Fund	20

STATEMENT OF OPERATIONS For the year ended 5-31-24

Investment income
Interest	$13,151,106
Dividends from affiliated investments	527,512
Dividends	46,794
Total investment income	13,725,412
Expenses
Investment management fees	1,630,973
Distribution and service fees	344,091
Interest expense	191,867
Accounting and legal services fees	64,435
Transfer agent fees	50,897
Trustees’ fees	7,634
Custodian fees	60,903
State registration fees	48,648
Printing and postage	23,637
Professional fees	69,103
Other	25,710
Total expenses	2,517,898
Less expense reductions	(172,580)
Net expenses	2,345,318
Net investment income	11,380,094
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(4,726,174)
Affiliated investments	(7,941)
(4,734,115)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	6,350,003
Affiliated investments	39
6,350,042
Net realized and unrealized gain	1,615,927
Increase in net assets from operations	$12,996,021
21	JOHN HANCOCK California Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-24	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$11,380,094	$8,232,542
Net realized loss	(4,734,115)	(1,467,255)
Change in net unrealized appreciation (depreciation)	6,350,042	(7,307,629)
Increase (decrease) in net assets resulting from operations	12,996,021	(542,342)
Distributions to shareholders
From earnings
Class A	(6,919,615)	(6,357,879)
Class C	(106,175)	(162,323)
Class I	(2,654,619)	(1,708,294)
Class R6	(1,374,654)	(792,549)
Total distributions	(11,055,063)	(9,021,045)
From fund share transactions	89,668,546	76,174,163
Total increase	91,609,504	66,610,776
Net assets
Beginning of year	286,279,036	219,668,260
End of year	$377,888,540	$286,279,036
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK California Municipal Bond Fund	22

Financial highlights
CLASS A SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$9.73	$10.14	$11.06	$10.66	$10.94
Net investment income[1]	0.34	0.32	0.27	0.30	0.34
Net realized and unrealized gain (loss) on investments	0.12	(0.39)	(0.84)	0.40	(0.20)
Total from investment operations	0.46	(0.07)	(0.57)	0.70	0.14
Less distributions
From net investment income	(0.33)	(0.31)	(0.28)	(0.30)	(0.34)
From net realized gain	—	(0.03)	(0.07)	—	(0.08)
Total distributions	(0.33)	(0.34)	(0.35)	(0.30)	(0.42)
Net asset value, end of period	$9.86	$9.73	$10.14	$11.06	$10.66
Total return (%)[2,3]	4.86	(0.55)	(5.26)	6.64	1.22
Ratios and supplemental data
Net assets, end of period (in millions)	$225	$188	$181	$181	$173
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	0.83	0.85	0.82	0.85	0.85
Expenses including reductions[4]	0.78	0.79	0.81	0.84	0.84
Net investment income	3.51	3.26	2.53	2.76	3.12
Portfolio turnover (%)	44	23	17	23	22

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.06% and 0.04% for the periods ended 5-31-24 and 5-31-23, respectively.
23	JOHN HANCOCK California Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$9.73	$10.14	$11.06	$10.66	$10.94
Net investment income[1]	0.27	0.24	0.19	0.22	0.26
Net realized and unrealized gain (loss) on investments	0.12	(0.38)	(0.84)	0.40	(0.20)
Total from investment operations	0.39	(0.14)	(0.65)	0.62	0.06
Less distributions
From net investment income	(0.26)	(0.24)	(0.20)	(0.22)	(0.26)
From net realized gain	—	(0.03)	(0.07)	—	(0.08)
Total distributions	(0.26)	(0.27)	(0.27)	(0.22)	(0.34)
Net asset value, end of period	$9.86	$9.73	$10.14	$11.06	$10.66
Total return (%)[2,3]	4.07	(1.29)	(5.97)	5.85	0.47
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$8	$11	$16
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	1.68	1.71	1.67	1.70	1.70
Expenses including reductions[4]	1.53	1.55	1.56	1.59	1.59
Net investment income	2.76	2.51	1.78	2.02	2.37
Portfolio turnover (%)	44	23	17	23	22

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.06% and 0.04% for the periods ended 5-31-24 and 5-31-23, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK California Municipal Bond Fund	24

CLASS I SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$9.73	$10.15	$11.07	$10.66	$10.94
Net investment income[1]	0.36	0.33	0.29	0.32	0.35
Net realized and unrealized gain (loss) on investments	0.13	(0.39)	(0.84)	0.41	(0.20)
Total from investment operations	0.49	(0.06)	(0.55)	0.73	0.15
Less distributions
From net investment income	(0.35)	(0.33)	(0.30)	(0.32)	(0.35)
From net realized gain	—	(0.03)	(0.07)	—	(0.08)
Total distributions	(0.35)	(0.36)	(0.37)	(0.32)	(0.43)
Net asset value, end of period	$9.87	$9.73	$10.15	$11.07	$10.66
Total return (%)[2]	5.12	(0.50)	(5.11)	6.90	1.37
Ratios and supplemental data
Net assets, end of period (in millions)	$99	$64	$19	$13	$15
Ratios (as a percentage of average net assets):
Expenses before reductions[3]	0.68	0.70	0.67	0.70	0.70
Expenses including reductions[3]	0.63	0.64	0.66	0.69	0.69
Net investment income	3.66	3.41	2.68	2.90	3.25
Portfolio turnover (%)	44	23	17	23	22

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.06% and 0.04% for the periods ended 5-31-24 and 5-31-23, respectively.
25	JOHN HANCOCK California Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$9.74	$10.15	$11.07	$10.66	$10.94
Net investment income[1]	0.36	0.33	0.29	0.32	0.36
Net realized and unrealized gain (loss) on investments	0.12	(0.38)	(0.83)	0.41	(0.20)
Total from investment operations	0.48	(0.05)	(0.54)	0.73	0.16
Less distributions
From net investment income	(0.35)	(0.33)	(0.31)	(0.32)	(0.36)
From net realized gain	—	(0.03)	(0.07)	—	(0.08)
Total distributions	(0.35)	(0.36)	(0.38)	(0.32)	(0.44)
Net asset value, end of period	$9.87	$9.74	$10.15	$11.07	$10.66
Total return (%)[2]	5.03	(0.38)	(5.08)	6.93	1.40
Ratios and supplemental data
Net assets, end of period (in millions)	$50	$30	$12	$9	$7
Ratios (as a percentage of average net assets):
Expenses before reductions[3]	0.67	0.69	0.63	0.66	0.67
Expenses including reductions[3]	0.62	0.63	0.63	0.65	0.66
Net investment income	3.67	3.41	2.70	2.93	3.28
Portfolio turnover (%)	44	23	17	23	22

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.06% and 0.04% for the periods ended 5-31-24 and 5-31-23, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK California Municipal Bond Fund	26

Notes to financial statements
Note 1—Organization
John Hancock California Municipal Bond Fund (the fund) is a series of John Hancock California Tax-Free Income Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
27	JOHN HANCOCK California Municipal Bond Fund |

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$380,786,966	—	$380,786,966	—
Closed-end funds	1,158,050	$1,158,050	—	—
Short-term investments	3,328,510	3,328,510	—	—
Total investments in securities	$385,273,526	$4,486,560	$380,786,966	—
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of May 31, 2024, the liability for the fund’s Payable for floating rate interests issued on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Tender option bond transactions. The fund may use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed rate long-term municipal bonds or other municipal securities into a special purpose entity (TOB trust). A TOB trust typically issues two classes of beneficial interest  - 1) floating rate interests (TOB floaters), which are sold to third party investors, and 2) residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund establishes and is the sponsor of the TOB
| JOHN HANCOCK California Municipal Bond Fund	28

trust that issues TOB floaters and TOB inverse residuals. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.
Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the fund accounts for the transaction described above as a secured borrowing by including the bond transferred to the TOB trust in the Fund’s investments and the TOB floaters as a liability under the caption Payable for floating rate interests issued on the Statement of assets and liabilities. The TOB floaters have interest rates that generally reset weekly and their holders have the option to tender their notes to the TOB trust for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. The fund recognizes earnings of bonds transferred to the TOB Trust as Interest income. The fund recognizes interest paid to holders of the TOB floaters, and expenses related to remarketing, administration, trustee, liquidity and other services to the TOB trust, as Interest expense on the Statement of operations.
At May 31, 2024, the amount of the fund’s TOB floaters and related interest rates and collateral were as follows:
TOB floaters outstanding	$5,095,000
Interest rate (%)	3.37%
Collateral for TOB floaters outstanding	$7,703,563
For the year ended May 31, 2024, the fund’s average settled TOB Floaters outstanding and the average interest rate, including fees, were as follows:
Average TOB floaters outstanding	$4,696,708
Average interest rate (%)	4.09%
TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall. The fund had no shortfalls as of May 31, 2024.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off
29	JOHN HANCOCK California Municipal Bond Fund |

interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2024 were $4,447.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2024, the fund has a short-term capital loss carryforward of $183,034 and a long-term capital loss carryforward of $5,064,351 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
| JOHN HANCOCK California Municipal Bond Fund	30

The tax character of distributions for the years ended May 31, 2024 and 2023 was as follows:
	May 31, 2024	May 31, 2023
Ordinary income	$159,489	$153,777
Exempt Income	10,895,574	8,077,742
Long-term capital gains	—	789,526
Total	$11,055,063	$9,021,045
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2024, the components of distributable earnings on a tax basis consisted of $372,538 of undistributed exempt interest.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.510% of the first $500 million of the fund’s average daily net assets, (b) 0.460% of the next $500 million of the fund’s average daily net assets, (c) 0.435% of the next $1 billion of the fund’s average daily net assets; and (d) 0.410% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.55% of average daily net assets attributable to the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is
31	JOHN HANCOCK California Municipal Bond Fund |

calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$106,940
Class C	2,108
Class I	39,249
Class	Expense reduction
Class R6	$20,287
Total	$168,584

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2024, were equivalent to a net annual effective rate of 0.46% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.15%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class C shares. The current waiver agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $3,996 for Class C shares for the year ended May 31, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $92,255 for the year ended May 31, 2024. Of this amount, $12,512 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $79,743 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2024, CDSCs received by the Distributor amounted to $15,406 and $2,913 for Class A and Class C shares, respectively.
| JOHN HANCOCK California Municipal Bond Fund	32

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$304,132	$35,415
Class C	39,959	696
Class I	—	13,010
Class R6	—	1,776
Total	$344,091	$50,897
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2024 and 2023 were as follows:
	Year Ended 5-31-24		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,071,539	$69,444,023	5,346,401	$52,160,877
Distributions reinvested	659,203	6,447,436	596,376	5,808,527
Repurchased	(4,245,390)	(40,711,927)	(4,447,616)	(43,216,692)
Net increase	3,485,352	$35,179,532	1,495,161	$14,752,712
Class C shares
Sold	108,159	$1,065,374	90,279	$886,250
Distributions reinvested	9,676	94,596	14,246	138,718
Repurchased	(205,130)	(2,005,565)	(372,372)	(3,634,831)
Net decrease	(87,295)	$(845,595)	(267,847)	$(2,609,863)
33	JOHN HANCOCK California Municipal Bond Fund |

	Year Ended 5-31-24		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	7,041,273	$69,464,336	6,480,980	$63,457,049
Distributions reinvested	270,049	2,642,512	173,875	1,693,883
Repurchased	(3,766,362)	(35,954,443)	(1,970,598)	(19,157,990)
Net increase	3,544,960	$36,152,405	4,684,257	$45,992,942
Class R6 shares
Sold	2,969,223	$29,049,171	2,712,508	$26,429,221
Distributions reinvested	140,256	1,374,565	81,253	792,535
Repurchased	(1,167,899)	(11,241,532)	(943,750)	(9,183,384)
Net increase	1,941,580	$19,182,204	1,850,011	$18,038,372
Total net increase	8,884,597	$89,668,546	7,761,582	$76,174,163
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $237,207,992 and $137,425,830, respectively, for the year ended May 31, 2024.
Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	332,961	$3,774,313	$122,362,012	$(122,799,913)	$(7,941)	$39	$527,512	—	$3,328,510
| JOHN HANCOCK California Municipal Bond Fund	34

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock California Tax-Free Income Fund and Shareholders of John Hancock California Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock California Municipal Bond Fund (the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
35	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2024.
98.74% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	36

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock California Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3619752	53A 5/24
7/24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

                                                                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	July 18, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer
Date:	July 18, 2024